Offerings - Offering: 1	Feb. 10, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, par value of $0.0001 per share
Amount Registered | shares	2,850,000
Proposed Maximum Offering Price per Unit	92.90
Maximum Aggregate Offering Price	$ 264,765,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 40,535.52
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 (“Registration Statement”) also covers any additional number of common shares, no par value per share (“Common Shares”) of Assured Guaranty Ltd. that become issuable under the Assured Guaranty Ltd. 2024 Long Term Incentive Plan by reason of any stock splits, stock dividends or other distribution, recapitalization or similar transaction effected without receipt of consideration that increases the number of outstanding number of Common Shares.
(2)Estimated solely for the purpose of computing the registration fee pursuant to Rule 457(h) and 457(c) under the Securities Act on the basis of the average of the high and low prices of the Common Shares reported on the New York Stock Exchange on February 5, 2025.